Financial and other non-current assets	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Financial and other non-current assets	Financial and other non-current assets
The below tables provide details related to Financial assets and Other non-current assets as of December 31, 2019 and 2018.
Financial assets

($ millions)	2019	2018
Long-term financial investments measured at FVOCI	31	19
Long-term financial investments measured at FVPL	28	67
Long-term receivables from customers	136	164
Minimum lease payments from finance lease agreements	78	91
Long-term loans, advances, and security deposits	34	47
Total financial assets	307	388

Minimum lease payments from finance lease agreements
The following table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2019					2018
($ millions)	Total future payments	Unearned interest income	Present value	Provision	Net book value	Total future payments	Unearned interest income	Present value	Provision	Net book value
Not later than one year(1)	51	(4)	47	(1)	46	64	(5)	59	(2)	57
Between one and five years	94	(5)	89	(23)	66	117	(9)	108	(28)	80
Later than five years	46	(1)	45	(33)	12	48	(2)	46	(35)	11
Total	191	(10)	181	(57)	124	229	(16)	213	(65)	148
(1) The current portion of the minimum lease payments is recorded in trade receivables or other current assets (to the extent not yet invoiced).
Other non-current assets

($ millions)	2019	2018
Deferred compensation plans	122	95
Prepaid post-employment benefit plans	13	12
Other non-current assets	50	41
Total other non-current assets	185	148